Finance debt - Ordinary bonds (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Borrowings	€ 28,729	€ 26,917
Ordinary Bonds with sustainability-linked bonds
Borrowings
Nominal value	21,284
Discount on bond issue and accrued expenses	207
Borrowings	21,491
Euro Medium Term Notes, Ordinary Bonds with sustainability-linked bonds [member]
Borrowings
Nominal value	16,778
Discount on bond issue and accrued expenses	153
Borrowings	16,931
Other Bonds
Borrowings
Nominal value	4,506
Discount on bond issue and accrued expenses	54
Borrowings	4,560
ENI SpA | Euro Medium Term Notes One
Borrowings
Nominal value	1,250
Discount on bond issue and accrued expenses	22
Borrowings	€ 1,272
Borrowings, original currency	EUR
Borrowings, maturity	2033
Borrowings, interest rate	4.25%
ENI SpA | Euro Medium Term Notes Two
Borrowings
Nominal value	€ 1,200
Discount on bond issue and accrued expenses	14
Borrowings	€ 1,214
Borrowings, original currency	EUR
Borrowings, maturity	2025
Borrowings, interest rate	3.75%
ENI SpA | Euro Medium Term Notes Three
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expenses	31
Borrowings	€ 1,031
Borrowings, original currency	EUR
Borrowings, maturity	2029
Borrowings, interest rate	3.625%
ENI SpA | Euro Medium Term Notes Four
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expenses	12
Borrowings	€ 1,012
Borrowings, original currency	EUR
Borrowings, maturity	2026
Borrowings, interest rate	1.50%
ENI SpA | Euro Medium Term Notes Five
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expenses	4
Borrowings	€ 1,004
Borrowings, original currency	EUR
Borrowings, maturity	2030
Borrowings, interest rate	0.625%
ENI SpA | Euro Medium Term Notes Six
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expenses	4
Borrowings	€ 1,004
Borrowings, original currency	EUR
Borrowings, maturity	2026
Borrowings, interest rate	1.25%
ENI SpA | Euro Medium Term Notes Seven
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expenses	10
Borrowings	€ 1,010
Borrowings, original currency	EUR
Borrowings, maturity	2031
Borrowings, interest rate	2.00%
ENI SpA | Euro Medium Term Notes Eight
Borrowings
Nominal value	€ 900
Discount on bond issue and accrued expenses	1
Borrowings	€ 901
Borrowings, original currency	EUR
Borrowings, maturity	2024
Borrowings, interest rate	0.625%
ENI SpA | Euro Medium Term Notes Nine
Borrowings
Nominal value	€ 800
Discount on bond issue and accrued expenses	3
Borrowings	€ 803
Borrowings, original currency	EUR
Borrowings, maturity	2028
Borrowings, interest rate	1.625%
ENI SpA | Euro Medium Term Notes Ten
Borrowings
Nominal value	€ 750
Discount on bond issue and accrued expenses	13
Borrowings	€ 763
Borrowings, original currency	EUR
Borrowings, maturity	2024
Borrowings, interest rate	1.75%
ENI SpA | Euro Medium Term Notes Eleven
Borrowings
Nominal value	€ 750
Discount on bond issue and accrued expenses	8
Borrowings	€ 758
Borrowings, original currency	EUR
Borrowings, maturity	2027
Borrowings, interest rate	1.50%
ENI SpA | Euro Medium Term Notes Twelve
Borrowings
Nominal value	€ 750
Discount on bond issue and accrued expenses	(3)
Borrowings	€ 747
Borrowings, original currency	EUR
Borrowings, maturity	2034
Borrowings, interest rate	1.00%
ENI SpA | Euro Medium Term Notes Thirteen
Borrowings
Nominal value	€ 679
Discount on bond issue and accrued expenses	10
Borrowings	€ 689
Borrowings, original currency	USD
Borrowings, maturity	2027
Borrowings, interest rate description	variable
ENI SpA | Euro Medium Term Notes Fourteen
Borrowings
Nominal value	€ 650
Discount on bond issue and accrued expenses	5
Borrowings	€ 655
Borrowings, original currency	EUR
Borrowings, maturity	2025
Borrowings, interest rate	1.00%
ENI SpA | Euro Medium Term Notes Fifteen
Borrowings
Nominal value	€ 600
Discount on bond issue and accrued expenses	(2)
Borrowings	€ 598
Borrowings, original currency	EUR
Borrowings, maturity	2028
Borrowings, interest rate	1.125%
ENI SpA | Euro Medium Term Notes Sixteen
Borrowings
Nominal value	€ 500
Discount on bond issue and accrued expenses	3
Borrowings	€ 503
Borrowings, original currency	EUR
Borrowings, maturity	2025
Borrowings, interest rate	1.275%
ENI SpA | Euro Medium Term Notes Seventeen
Borrowings
Nominal value	€ 452
Borrowings	€ 452
Borrowings, original currency	USD
Borrowings, maturity	2026
Borrowings, interest rate description	variable
ENI SpA | Euro Medium Term Notes Eighteen
Borrowings
Nominal value	€ 452
Discount on bond issue and accrued expenses	(1)
Borrowings	€ 451
Borrowings, original currency	USD
Borrowings, maturity	2026
Borrowings, interest rate description	variable
ENI SpA | Euro Medium Term Notes Nineteen
Borrowings
Nominal value	€ 100
Discount on bond issue and accrued expenses	4
Borrowings	€ 104
Borrowings, original currency	EUR
Borrowings, maturity	2028
Borrowings, interest rate	5.441%
ENI SpA | Euro Medium Term Notes Twenty
Borrowings
Nominal value	€ 75
Discount on bond issue and accrued expenses	2
Borrowings	€ 77
Borrowings, original currency	EUR
Borrowings, maturity	2043
Borrowings, interest rate	3.875%
ENI SpA | Euro Medium Term Notes Twenty One
Borrowings
Nominal value	€ 70
Discount on bond issue and accrued expenses	1
Borrowings	€ 71
Borrowings, original currency	EUR
Borrowings, maturity	2032
Borrowings, interest rate	4.00%
ENI SpA | Euro Medium Term Notes Twenty Two
Borrowings
Nominal value	€ 50
Discount on bond issue and accrued expenses	(1)
Borrowings	€ 49
Borrowings, original currency	EUR
Borrowings, maturity	2031
Borrowings, interest rate	4.80%
ENI SpA | Euro Medium Term Notes Twenty Three
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expenses	(1)
Borrowings	€ 999
Borrowings, original currency	EUR
Borrowings, maturity	2028
Borrowings, interest rate	0.375%
ENI SpA | Euro Medium Term Notes Twenty Four
Borrowings
Nominal value	€ 750
Discount on bond issue and accrued expenses	14
Borrowings	€ 764
Borrowings, original currency	EUR
Borrowings, maturity	2027
Borrowings, interest rate	3.625%
ENI SpA | Other bonds One
Borrowings
Nominal value	€ 905
Discount on bond issue and accrued expenses	7
Borrowings	€ 912
Borrowings, original currency	USD
Borrowings, maturity	2028
Borrowings, interest rate	4.75%
ENI SpA | Other bonds Two
Borrowings
Nominal value	€ 905
Discount on bond issue and accrued expenses	1
Borrowings	€ 906
Borrowings, original currency	USD
Borrowings, maturity	2029
Borrowings, interest rate	4.25%
ENI SpA | Other bonds Four
Borrowings
Nominal value	€ 317
Discount on bond issue and accrued expenses	1
Borrowings	€ 318
Borrowings, original currency	USD
Borrowings, maturity	2040
Borrowings, interest rate	5.70%
ENI SpA | Other bonds Six
Borrowings
Nominal value	€ 2,000
Discount on bond issue and accrued expenses	44
Borrowings	€ 2,044
Borrowings, original currency	EUR
Borrowings, maturity	2028
Borrowings, interest rate	4.30%
Eni USA Inc | Other bonds Three
Borrowings
Nominal value	€ 362
Discount on bond issue and accrued expenses	1
Borrowings	€ 363
Borrowings, original currency	USD
Borrowings, maturity	2027
Borrowings, interest rate	7.30%
Eni PLT Wind 2022 SpA | Other bonds Five
Borrowings
Nominal value	€ 17
Borrowings	€ 17
Borrowings, original currency	EUR
Borrowings, maturity	2031
Borrowings, interest rate description	variable